Trade receivables - Aging Analysis of Trade Receivables That Were Not Impaired (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 17,621	$ 67,760	$ 15,182
Trade receivables and contract assets
Disclosure of financial assets that are either past due or impaired [line items]
Total	3,376	4,931	8,612
Trade receivables and contract assets | Neither past due nor Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Total	2,715	4,392	6,532
Trade receivables and contract assets | Past due but not impaired | Less than 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	634	501	1,919
Trade receivables and contract assets | Past due but not impaired | 30-60 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	0	0	101
Trade receivables and contract assets | Past due but not impaired | 60-120 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	0	0	4
Trade receivables and contract assets | Past due but not impaired | Greater than 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 27	$ 38	$ 56